Debt (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 22, 2019	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jul. 31, 2020	Mar. 31, 2020	Feb. 01, 2019	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount drawn down			$ 80,000,000	$ 335,000,000
Repayment of credit facility			355,000,000	185,000,000
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt			$ 0	$ 275,000,000
Credit facility term				4 years
Line of credit, maximum borrowing capacity				$ 300,000,000.0
Debt covenant, tangible net worth requirement									$ 1,036,400,000
Debt covenant, tangible net worth, net income added (percent)		50.00%
Debt covenant, tangible net worth requirement, percent							70.00%
Debt covenant, leverage ratio			3.5
Debt covenant, interest coverage ratio			3.0
Repayment of credit facility			$ 60,000,000
Standby charges on undrawn amounts			2,200,000	900,000
Interest expense on borrowings			5,000,000.0	$ 11,600,000
Loans [Member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt			$ 0.0
Amount borrowed					$ 2,800,000	$ 2,800,000
Weighted average [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)			2.60%	4.30%
Weighted average [member] | Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)			1.30%
Tahoe Resources, Inc [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 500,000,000.0							$ 400,000,000.0
Additional upfront costs	$ 2,000,000.0
Repayment of credit facility			$ 125,000,000
Tahoe Resources, Inc [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)			0.4219%
Tahoe Resources, Inc [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)			0.6188%
Tahoe Resources, Inc [member] | LIBOR [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.875%
Tahoe Resources, Inc [member] | LIBOR [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.75%
Tahoe Resources, Inc [member] | Bank of Nova Scotia's Base Rate [member] | Bottom of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.875%
Tahoe Resources, Inc [member] | Bank of Nova Scotia's Base Rate [member] | Top of range [member] | Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.75%